Share-based Payment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Share-based compensation	R$ 131,872	R$ 203,374
Non-current liabilities	47,301	19,821
Recognized expense	R$ 122,726	R$ 38,499